Interest-bearing Financial Liabilities - Summary of Interest-bearing Financial Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 9 and 28)	₱ 157,654	₱ 151,759
Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 9 and 28)	₱ 14,957	₱ 33,273